Long-Term Debt - Schedule of Issuances Under Convertible Notes (Details) - USD ($) $ in Thousands	Oct. 01, 2021	Jun. 10, 2021
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 45,000	$ 14,835
June 10, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount		$ 12,950
Maturity of Interest Rate Percentage		2.37%
June 12, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount		$ 500
Maturity of Interest Rate Percentage		2.37%
June 13, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount		$ 400
Maturity of Interest Rate Percentage		2.37%
July 19, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount		$ 235
Maturity of Interest Rate Percentage		2.13%
July 25, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount		$ 750
Maturity of Interest Rate Percentage		2.13%
October 01, 2019 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 14,000
Maturity of Interest Rate Percentage	1.69%
February 06, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 6,000
Maturity of Interest Rate Percentage	1.59%
February 12, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 5,000
Maturity of Interest Rate Percentage	1.59%
February 28, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 6,900
Maturity of Interest Rate Percentage	1.59%
October 29, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 1,500
Maturity of Interest Rate Percentage	1.85%
November 12, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 5,940
Maturity of Interest Rate Percentage	1.85%
November 16, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 1,162
Maturity of Interest Rate Percentage	1.85%
November 19, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 3,338
Maturity of Interest Rate Percentage	1.85%
December 01. 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 160
Maturity of Interest Rate Percentage	1.85%
December 11, 2020 [Member]
Debt Instrument [Line Items]
Maturity of Principal Amount	$ 1,000
Maturity of Interest Rate Percentage	1.85%